Operating Lease Liabilities (Details)	1 Months Ended				6 Months Ended
	Oct. 31, 2021 USD ($)	Oct. 31, 2021 CNY (¥)	Nov. 25, 2019	Dec. 22, 2017	Dec. 31, 2023 USD ($)	Dec. 31, 2023 CNY (¥)	Dec. 31, 2022 USD ($)
Operating Lease Liabilities (Details) [Line Items]
Discount rate of lease liabilities					4.45%	4.45%
Weighted average discount rate					3.79%	3.79%
Weighted average remaining operating leases					11 years 7 months 2 days	11 years 7 months 2 days
Operating lease expense					$ 2,319,791	¥ 15,000,000
Total lease expense	$ 2,321,945	¥ 15,000,000
Operating lease costs (in Dollars)					338,846		$ 234,404
Short-term operating lease expense (in Dollars)					$ 3,990,311		$ 1,284,118
Operating lease liabilities Interest rate			3.14%	4.12%
Installments paid duration					5 years	5 years
Operating lease first installment (in Dollars)					$ 61,919
Operating lease					1 year 11 months 1 day	1 year 11 months 1 day
Villas Member
Operating Lease Liabilities (Details) [Line Items]
Discount rate of lease liabilities					4.12%	4.12%
Operating lease first installment (in Dollars)					$ 696,584
Base Station Tower [Member]
Operating Lease Liabilities (Details) [Line Items]
Discount rate of lease liabilities					3.14%	3.14%
Minimum [Member]
Operating Lease Liabilities (Details) [Line Items]
Incremental borrowing rate					3.70%	3.70%
Maximum [Member]
Operating Lease Liabilities (Details) [Line Items]
Incremental borrowing rate					4.80%	4.80%
Warehouse [Member]
Operating Lease Liabilities (Details) [Line Items]
Discount rate of lease liabilities					4.45%	4.45%
Villas Member
Operating Lease Liabilities (Details) [Line Items]
Lease expiration date					Dec. 31, 2037	Dec. 31, 2037
Base Station Tower [Member]
Operating Lease Liabilities (Details) [Line Items]
Lease expiration date					Nov. 24, 2029	Nov. 24, 2029